TAXES ON INCOME	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax laws and tax rates applicable to the Group companies:

The Company and its Israeli subsidiary taxation

The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, companies are entitled to various tax benefits by virtue of the "preferred enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

Tax benefits and reduced tax rates:

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

On August 5, 2013, the "Knesset" issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment"). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16%.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

The Company has applied the Amendment effective from the 2017 tax year and the Company Israeli subsidiary from 2011 tax year.

The Company believes that it and its Israeli subsidiary qualify as a Preferred Enterprise, under Law and accordingly are eligible for a reduced corporate tax rate of 16% on their preferred income, as defined in the Law.

Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate for Israeli companies at 23% since 2018 and after.

Accelerated depreciation:

By virtue of the Law, the Company and its Israeli subsidiary are eligible for deduction of accelerated depreciation on equipment used by the preferred enterprise from the first year of the asset's operation.

The Law for the Encouragement of Industry (Taxation), 1969:

The Company and its Israeli subsidiary have the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company and its Israeli subsidiary are entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to deduct issuance expenses for shares listed for trading.

Non-Israeli subsidiaries taxation

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of domicile. The tax rates of the Company's non-Israeli subsidiaries range between 16%-30%.

Tax Reform in U.S.:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Act"), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

b.	Tax assessments:

Final tax assessments:

The Company received final tax assessments through the 2018 tax year. The Company's Israeli subsidiary received final tax assessments through the 2012 tax year. The subsidiary in Latin America received final tax assessments for the 2010 and 2011 tax years.

The remaining subsidiaries have not received final tax assessments since their incorporation however, the assessments of these subsidiaries are deemed final through the range between 2008-2012 tax years.

c.	Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2020	2019	2018

Income before taxes as reported in the statements of operations	$3,703	$4,372	$5,116

Tax rate	23%	23%	23%

Theoretical tax	$852	$1,006	$1,177

Increase (decrease) in taxes:

Non-deductible items	246	264	32
Losses and other items for which a valuation allowance was provided	620	369	972
Repatriation of undistributed earnings	144	-	-
Realization of carryforward tax losses for which valuation allowance was provided	(67)	(386)	(1,293)
Changes in valuation allowance	(42)	(862)	(377)
Tax rate differences in subsidiaries and benefit from reduced tax rates	139	(26)	223
Provision for uncertain tax positions	456	654	717
Taxes in respect of prior years	26	(1)	(2)
Tax withheld against which valuation allowance was provided	678	694	755
Investment tax credit	(132)	(163)	(180)
Other	81	4	48

Taxes on income in the statements of operations	$3,001	$1,553	$2,072

d.	Taxes on income (tax benefit) included in the statements of operations:

	Year ended December 31,
	2020	2019	2018

Current	$2,177	$2,184	$3,003
Deferred	824	(631)	(931)

	$3,001	$1,553	$2,072

Domestic	$1,515	$820	$1,460
Foreign	1,486	733	612

	$3,001	$1,553	$2,072

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets:

Operating losses carry forwards	$6,033	$5,319
Reserves, tax allowances, capital losses carry forwards, operating lease and others	5,763	6,128

Total deferred taxes before valuation allowance	11,796	11,447
Valuation allowance	(6,137)	(5,049)

Deferred tax assets, net:	5,659	6,398

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(2,447)	(2,361)
Undistributed earnings of subsidiaries	(154)	-

Deferred tax liabilities:	(2,601)	(2,361)

Net deferred tax assets	$3,058	$4,037

Domestic	$794	$886

Foreign	$2,264	$3,151

The Company previously considered the undistributed earnings of all its non-Israeli subsidiaries to be indefinitely reinvested since the Company's board of directors has determined that the Company will not distribute any amounts of its undistributed earnings as dividends. Accordingly, the Company recorded no deferred income taxes associated with such undistributed earnings. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

On February 7, 2021, the Company signed a share and asset purchase agreement with Aeronautics Ltd. to sell the Company’s Integrated Solutions Division (see Note 1f). As such, the Company reevaluated its historic assertion and no longer consider the earnings of certain of its non-Israeli’s subsidiaries to be indefinitely reinvested since the cash generated from some of the foreign subsidiaries will be distributed. As a result of the change in assertion, the impact of a repatriation of the undistributed earnings resulted in recording a deferred tax liability consisting of potential withholding and distribution taxes of $0.2 million as of December 31, 2020.

f.	The domestic and foreign components of income (loss) before taxes are as follows:

	Year ended December 31,
	2020	2019	2018

Domestic	$(612)	$1,730	$1,705
Foreign	4,315	2,642	3,411

	$3,703	$4,372	$5,116

g.       Net operating carryforward tax losses:

The Parent Company has estimated total available carryforward operating tax losses of $4,859 to offset against future taxable income. As of December 31, 2020, the Parent Company recorded a deferred tax asset with respect to those carryforward tax losses in the amount of $777. There is no time limitation for the realization of such tax losses. The Company's subsidiaries have estimated total available carryforward operating tax losses of $20,692, which may be used to offset against future taxable income, for periods ranging between 1 to 20 years. As of December 31, 2020, the Company recorded a net deferred tax asset after valuation allowance in the amount of $2,105 for its subsidiaries' carryforward tax losses.

Utilization of U.S. net operating losses (federal and state net operating losses) may be subject to a substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

h.	Uncertain tax positions:

As of December 31, 2020 and 2019, balances in respect to ASC 740, "Income Taxes" amounted to $2,757 and $2,286, respectively. A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2020	2019

Balance at the beginning of the year	$2,286	$1,611

Additions based on tax positions taken related to the current year	632	654
Additions based on tax positions taken related to prior years	91	-
Reduction related to tax positions taken during a prior period and expirations of statute of limitations	(267)	-
Foreign currency translation adjustments	15	21

Balance at the end of the year	$2,757	$2,286

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate.